Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes Disclosure [Abstract]
Income Taxes

Note 7.       Income Taxes

       The components of income from continuing operations before provision for income taxes are as follows:

(In millions)	2010	2009	2008

U.S.	$728.3	$531.8	$670.2
Non-U.S.	377.4	348.6	422.7

	$1,105.7	$880.4	$1,092.9

       The components of the provision for income taxes of continuing operations are as follows:

(In millions)	2010	2009	2008

Current Income Tax Provision
Federal	$232.7	$172.1	$166.0
Non-U.S.	104.5	104.4	81.5
State	33.3	20.7	32.8

	370.5	297.2	280.3

Deferred Income Tax Provision (Benefit)
Federal	$(169.5)	$(142.9)	$(51.6)
Non-U.S.	(68.3)	(83.3)	(63.0)
State	(24.0)	(13.8)	(26.8)

	(261.8)	(240.0)	(141.4)

	$108.7	$57.2	$138.9

       The income tax provision included in the accompanying statement of income is as follows:

(In millions)	2010	2009	2008

Continuing Operations	$108.7	$57.2	$138.9
Discontinued Operations	24.3	18.0	17.2

	$133.0	$75.2	$156.1

       The company receives a tax deduction upon the exercise of non-qualified stock options by employees for the difference between the exercise price and the market price of the underlying common stock on the date of exercise. The provision for income taxes that is currently payable does not reflect $10.9 million and $25.1 million of such benefits of the company that have been allocated to capital in excess of par value in 2010 and 2008, respectively.

       The provision for income taxes in the accompanying statement of income differs from the provision calculated by applying the statutory federal income tax rate of 35% to income from continuing operations before provision for income taxes due to the following:

(In millions)	2010	2009	2008

Provision for Income Taxes at Statutory Rate	$387.0	$308.1	$382.5

Increases (Decreases) Resulting From:
Foreign rate differential	(156.0)	(147.2)	(165.5)
Impact of change in tax laws and apportionment on deferred taxes	(11.0)	(2.5)	(27.9)
Income tax credits	(79.5)	(100.3)	(54.2)
Manufacturing deduction	(31.5)	(15.8)	(17.5)
State income taxes, net of federal tax	3.6	(2.3)	9.7
Nondeductible expenses	5.8	4.5	6.0
Provision (reversal) of tax reserves, net	(6.4)	7.4	6.5
Tax return reassessments and settlements	(1.3)	(0.4)	(1.2)
Other, net	(2.0)	5.7	0.5

	$108.7	$57.2	$138.9

       Net deferred tax asset (liability) in the accompanying balance sheet consists of the following:

(In millions)	2010	2009

Deferred Tax Asset (Liability)
Depreciation and amortization	$(2,116.2)	$(2,211.4)
Net operating loss and credit carryforwards	487.3	443.9
Reserves and accruals	119.7	123.1
Accrued compensation	169.0	149.1
Inventory basis difference	44.9	31.9
Available-for-sale investments	5.4	5.6
Non U.S. earnings expected to be repatriated	6.4	6.4
Other capitalized costs	62.1	—
Other, net	55.7	11.8

	(1,165.7)	(1,439.6)
Less: Valuation allowance	156.1	164.8

	$(1,321.8)	$(1,604.4)

       The company estimates the degree to which tax assets and loss carryforwards will result in a benefit based on expected profitability by tax jurisdiction and provides a valuation allowance for tax assets and loss and credit carryforwards that it believes will more likely than not go unused. At December 31, 2010, all of the company's valuation allowance relates to deferred tax assets for which any subsequently recognized tax benefits will reduce income tax expense.

       At December 31, 2010, the company had federal, state and non-U.S. net operating loss carryforwards of $165.3 million, $609.9 million and $715.9 million, respectively. Use of the carryforwards is limited based on the future income of certain subsidiaries. The federal and state net operating loss carryforwards expire in the years 2011 through 2030. Of the non-U.S. net operating loss carryforwards, $242.6 million expire in the years 2011 through 2029, and the remainder do not expire. The company also had $180.6 million of federal foreign tax credit carryforwards as of December 31, 2010, which expire in the years 2011 through 2020.

       A provision has not been made for U.S. or additional non-U.S. taxes on $3.7 billion of undistributed earnings of international subsidiaries that could be subject to taxation if remitted to the U.S. because the company plans to keep these amounts permanently reinvested overseas except for instances where the company can remit such earnings to the U.S. without an associated net tax cost. During 2009, the company changed its position regarding the undistributed earnings of its Japan subsidiaries. The earnings of these subsidiaries are no longer considered permanently reinvested. As a result, in 2009 the company provided deferred U.S. income taxes of $28.0 million, offset by a U.S. foreign tax credit of $34.4 million.

Unrecognized Tax Benefits

       As of December 31, 2010, the company had $62.1 million of unrecognized tax benefits which, if recognized, would reduce the effective tax rate.

       A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

(In millions)	2010	2009	2008

Balance at beginning of year	$76.2	$70.4	$73.9
Additions for tax positions of current year	1.3	11.3	6.5
Additions for tax positions of prior years	2.9	—	—
Closure of tax years	(7.8)	(4.6)	(3.0)
Settlements	(10.5)	(0.9)	(7.0)

	$62.1	$76.2	$70.4

       The company classified interest and penalties related to unrecognized tax benefits as income tax expense. The total amount of interest and penalties related to uncertain tax positions and recognized in the balance sheet as of December 31, 2010 and 2009 was $5.3 million for interest.

       The company conducts business globally and, as a result, Thermo Fisher or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. In the normal course of business, the company is subject to examination by taxing authorities throughout the world, including such major jurisdictions as Australia, Canada, China, Denmark, Finland, France, Germany, Italy, Japan, the United Kingdom and the United States. With few exceptions, the company is no longer subject to U.S. federal, state and local, or non-U.S., income tax examinations for years before 2001.

       During 2010 and 2009, the statute of limitations on certain unrecognized tax benefits lapsed which resulted in decreases in the liability for unrecognized tax benefits of $7.8 million and $4.6 million, respectively, all of which reduced income tax expense. During 2008, the statute of limitations on certain unrecognized tax benefits lapsed which resulted in a $3.0 million decrease in the liability for unrecognized tax benefits, all of which reduced goodwill.

       In 2010, the company settled a Swiss audit of one of its subsidiary's 2006 and 2007 tax years which resulted in a $8.5 million decrease in the liability for unrecognized tax benefits. The company also settled the IRS audit of its 2007 tax year and the IRS completed the examination phase of its 2006 tax year and the 2006 pre-acquisition tax years of certain Fisher subsidiaries in 2010 which resulted in a $1.2 million decrease in the liability for unrecognized tax benefits. Completion of the audits of the 2006 tax year and the 2006 pre-acquisition tax years of certain Fisher subsidiaries is pending appeals at the IRS. In addition, the company settled various state income tax audits during 2010, which resulted in a $0.8 million decrease in the liability for unrecognized tax benefits. The company does not currently expect any significant changes to previously recorded unrecognized tax benefits within the next 12 months.

       In 2009, the company settled the IRS audit of its 2005 tax year which resulted in a $0.9 million decrease in the liability for unrecognized tax benefits. In 2008, the company settled IRS audits of the 2004 and 2005 pre-acquisition tax years of Fisher, which resulted in a $7 million decrease in the liability for unrecognized tax benefits and goodwill. This decrease in the liability for unrecognized tax benefits was substantially offset by an accrual for unrecognized tax benefits related to the sale of a non-U.S. subsidiary. The company is currently under audit by the Internal Revenue Service for the 2001 to 2004 tax years. Completion of the audit of those years is subject to appeals at the IRS. The company does not currently expect any significant changes to previously recorded unrecognized tax benefits. The company is also currently under audit by the IRS for the 2008 tax year. It is likely that the examination phase of this audit will be completed within 18 months. There were no significant changes to the status of these examinations during 2010.